Accounting Changes and Reclassifications	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting Changes and Reclassifications
NOTE 4.	ACCOUNTING CHANGES AND RECLASSIFICATIONS

A.	Accounting changes

a.	IFRS 16 “Leases” (“IFRS 16”)
In January 2016, the IASB published IFRS 16, which replaced IAS 17, “Leases” and related interpretations, including IFRIC 4 “Determining whether an Arrangement contains a Lease” (“IFRIC 4”).
From January 1, 2019, PEMEX applied IFRS 16 for the first time. Several other amendments and interpretations apply for the first time in 2019, but do not have a material impact on the consolidated financial statements of PEMEX.
IFRS 16 introduces a single, on balance sheet accounting model for lessees. A lessee recognizes a right-of-use
asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value
assets. Lessor accounting remains similar to previous accounting policies.
PEMEX applied IFRS 16 initially on January 1, 2019 using the modified retrospective approach. There was no impact against retained earnings because as of January 1, 2019 the rights of use and the lease liability were for the same amount (in addition to a reclassification of the previously recognized finance leases). Accordingly, the comparative information presented for 2018 has not been restated and it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below.

i.	Definition of a lease
Previously, PEMEX determined at contract inception whether an arrangement was or contained a lease under IFRIC 4. PEMEX now assesses whether a contract is or contains a lease based on the new definition of a lease under IFRS 16. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
On transition to IFRS 16, PEMEX elected to apply the practical expedient to adopt the definition of lease at the time of transition. This means it applied IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4. The definition of a lease under IFRS 16 has been applied only to contracts entered into or modified on or after January 1, 2019.

ii.	As a lessee
PEMEX recognizes assets and liabilities for its operating leases, which primarily consist of transportation and railway equipment, docks, hydrogen supply plants, electric power and steam gas storage facilities.
As a lessee, PEMEX previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, PEMEX recognizes right-of-use
assets and lease liabilities for most leases, and these leases are on-balance
sheet.
PEMEX has elected not to recognize
right-of-use
and lease liabilities for some leases of short-term leases. PEMEX recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Significant accounting policy –
PEMEX recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, PEMEX’s incremental borrowing rate. PEMEX uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently measured as increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee or, as appropriate, changes in the assessment of whether a purchase or extension option or reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
PEMEX has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether PEMEX is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized.

Transition –
Previously, PEMEX classified a number of leases as operating leases under IAS 17. These leases include transportation and railway equipment, docks, hydrogen supply plants, electric power and steam gas storage facilities. The leases typically run for a period of up to 20 years. Some leases include an option to renew the lease for an additional 5 years or without defined term after the end of the non-cancellable
period.
At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at PEMEX’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments. PEMEX applied this approach to all operating leases.
PEMEX used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.

•	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.

•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
PEMEX leases certain production equipment that were classified as finance leases under IAS 17. For these leases, the carrying amount of the right-of
use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
PEMEX reclassified intangible assets to rights of use of the rights of way that they had registered in that concept until December 31, 2018.

iii.	Impacts on financial statements
Impact in the transition –
On transition to IFRS 16 (effective as of January 1, 2019), PEMEX’s recognized additional right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.

	Total
Right of use assets	Ps.	72,760,580	*
Lease liability	Ps.	70,651,797

*	Includes the reclassification of rights of way that were presented as intangible assets. The liability is not recognized due to prepayments made.
When measuring lease liabilities for leases that were classified as operating leases, PEMEX discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied was 7.7%.

	2019
Operating lease commitment at December 31, 2018	Ps.	62,723,909
Undisclosed leases in 2018 Financial statements		40,186,551

Operating lease commitment		102,910,460

Operating lease commitment discounted using the incremental borrowing rate at January 1, 2019	Ps.	65,608,174
Lease liabilities from financial leases previously recognized up to December 31, 2018		6,053,280
Recognition exemption for:
Short-term leases		(1,009,657)

Lease liabilities recognized at January 1, 2019	Ps.	70,651,797

Some other accounting standards were effective as January 1, 2019 but did not have a significant impact on PEMEX’s financial statements.

B.	Reclassifications
Some
non-material
amounts as of December 31, 2018 were regrouped to conform their presentation to the statement of financial position for 2019.